Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories

13. INVENTORIES

Details of inventories at December 31, 2025 and 2024 are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
Raw materials and Semi-finished goos	40,427	55,736
Finished goods	7,096	14,346
Total	47,523	70,082

The Group has insurance policies in place to cover all inventories, with specific global insurances coverage for each of the Group’s warehouses.

There were no commitments for the acquisition of inventories at the end of 2025 and 2024. Advance payments for the acquisition of inventories at December 31, 2025 were Euros 6,194 thousand (Euros 4,595 thousand at December 31, 2024).

Based on current information, the group has an inventory provision of Euros 8,082 thousand at December 31, 2025 to cover the impact of slow-moving and obsolete inventories (Euros 8,160 thousand at December 31, 2024). (See Note 19).

Additionally, as a consequence of the impairment test of ABL CGU performed in 2024, the Group has an additional impairment of inventories for an amount of Euros 950 thousand (2024: Euros 1,043 thousand) (Note 11).

As a consequence of certain loans the Group had a pledge on the inventories at December 31, 2025 for an amount of Euros 11,250 thousand (Euros 15,000 thousand at December 2024) (Note 12).